Details of Significant Accounts - Cash and cash equivalents - Additional Information (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Details of Significant Accounts
Percentage of cash and cash equivalents in reporting currency	93.00%
Cash and cash equivalent pledged	$ 0